Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

The following table provides information required by Item 402(v) of Regulation S-K. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

							Value of Initial Fixed $100 Investment Based on(4)
Year	Summary Compensation Table Total for CEO Dugan(1)	Summary Compensation Table Total for CEO Akhavan(1)	Compensation Actually Paid to CEO Dugan(1)(2)	Compensation Actually Paid to CEO Akhavan(1)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers(2)(3)	Average Compensation Actually Paid to non- CEO Named Executive Officers(2)(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income (in Millions)	Company- Selected Measure - Revenue(6) (in Millions)
2023	$—	$7,190,962	$—	$7,231,443	$1,030,992	$1,091,461	$38.26	$43.77	$(496.1)	$1,755.6
2022	$635,518	$15,228,135	$507,438	$11,295,035	$1,814,059	$1,182,949	$38.51	$50.39	$166.5	$1,998.1
2021	$1,775,101	$—	$1,978,621	$—	$1,458,856	$1,675,670	$60.84	$68.58	$62.7	$1,985.7
2020	$1,877,524	$—	$1,349,444	$—	$1,329,786	$686,244	$48.93	$63.15	$(51.9)	$1,887.9

(1)	For 2023, our Chief Executive Officer was Mr. Akhavan. During 2022, our Chief Executive Officers were Mr. Dugan (until March 31, 2022) and Mr. Akhavan (beginning March 31, 2022). For 2021 and 2020, our Chief Executive Officer was Mr. Dugan.
(2)	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at compensation “actually paid” to our NEOs during each of the years in question.
(3)	During 2023, our non-CEO NEOs consisted of Messrs. Gaske, Manson, Morris, and Ramaswamy. During 2022, 2021, and 2020, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson, and Rayner.
(4)	Assumes $100 invested in our Class A common stock on December 31, 2019, and reinvestment of all dividends.
(5)	The peer group used by the Company during 2023 and 2022 consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A., and Eutelsat Communications S.A. The peer group used by the Company in 2021 and 2020 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 and 2020 peer group, total shareholder return would have been $62.81 in 2020, $68.21 in 2021, and $50.11 in 2022. As noted, no comparison can be made for 2023 because of the unavailability of data for Intelsat S.A.
(6)	The Company-Selected Measure for 2023 and comparison years was Revenue, which is defined as Company total revenue.

Adjustments to Determine Compensation	CEO Akhavan		CEO Dugan
"Actually Paid" for CEOs	2023	2022	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table		$(7,563,000)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(5,312,278)	$(6,134,800)
Increase for fair value of awards granted during year that remain outstanding as of covered year end (RSU)		$5,004,000
Increase for fair value of awards granted during year that remain outstanding as of covered year end (Options)	$5,451,225	$4,760,700
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$112,818		$(83,360)	$161,100	$(434,400)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$622,716		$(44,720)	$42,420	$(93,680)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	$(834,000)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	$40,481	$(3,933,100)	$(128,080)	$203,520	$(528,080)

Adjustments to Determine Compensation "Actually Paid" for Non-CEO NEOs	2023	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table		$(869,344)
Increase for fair value of awards granted during year that remain outstanding as of covered year end		$467,569
Increase for fair value of awards granted during year that vested during covered year
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$47,383	$(62,520)	$161,100	$(484,392)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$13,086	$(33,540)	$55,714	$(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year		$(133,275)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	$60,469	$(631,110)	$216,814	$(643,542)

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote			(3)During 2023, our non-CEO NEOs consisted of Messrs. Gaske, Manson, Morris, and Ramaswamy. During 2022, 2021, and 2020, our non-CEO NEOs consisted of Messrs. Johnson, Kaul, Manson, and Rayner.
Peer Group Issuers, Footnote			(5)The peer group used by the Company during 2023 and 2022 consists of Gilat Satellite Networks Ltd., ViaSat, Inc., SES S.A., and Eutelsat Communications S.A. The peer group used by the Company in 2021 and 2020 consisted of those companies, plus Intelsat S.A. Intelsat S.A. was removed from the peer group because it emerged from U.S. bankruptcy proceedings in February 2022 as a private company. Using the 2021 and 2020 peer group, total shareholder return would have been $62.81 in 2020, $68.21 in 2021, and $50.11 in 2022. As noted, no comparison can be made for 2023 because of the unavailability of data for Intelsat S.A.
Adjustment To PEO Compensation, Footnote	(2)Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at compensation “actually paid” to our NEOs during each of the years in question.
Adjustments to Determine Compensation	CEO Akhavan		CEO Dugan
"Actually Paid" for CEOs	2023	2022	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table		$(7,563,000)
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table	$(5,312,278)	$(6,134,800)
Increase for fair value of awards granted during year that remain outstanding as of covered year end (RSU)		$5,004,000
Increase for fair value of awards granted during year that remain outstanding as of covered year end (Options)	$5,451,225	$4,760,700
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$112,818		$(83,360)	$161,100	$(434,400)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$622,716		$(44,720)	$42,420	$(93,680)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	$(834,000)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	$40,481	$(3,933,100)	$(128,080)	$203,520	$(528,080)

Non-PEO NEO Average Total Compensation Amount			$ 1,030,992	$ 1,814,059	$ 1,458,856	$ 1,329,786
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,091,461	1,182,949	1,675,670	686,244
Adjustment to Non-PEO NEO Compensation Footnote	(2)Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below set forth the adjustments made during each year presented in the table above to arrive at compensation “actually paid” to our NEOs during each of the years in question.
Adjustments to Determine Compensation "Actually Paid" for Non-CEO NEOs	2023	2022	2021	2020
Deduction for aggregate change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table
Increase for “Service Cost” for pension plans
Increase for “Prior Service Cost” for pension plans
Equity Awards
Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Deduction for amounts reported under the "Option Awards" column in the Summary Compensation Table		$(869,344)
Increase for fair value of awards granted during year that remain outstanding as of covered year end		$467,569
Increase for fair value of awards granted during year that vested during covered year
Increase/deduction for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	$47,383	$(62,520)	$161,100	$(484,392)
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	$13,086	$(33,540)	$55,714	$(159,150)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year		$(133,275)
Increase based upon incremental fair value of awards modified during year
Increase based on dividends or other earnings paid during covered year, prior to vesting date of award
Total Adjustments	$60,469	$(631,110)	$216,814	$(643,542)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following is a list of what we believe are the most important financial performance measures used to link NEO compensation to Company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.”

26

Performance Measure	Explanation

Revenue	Company total revenue

North America Consumer Creation Multiple	Metric that measures and incentivizes economic efficiency associated with subscriber acquisition and monthly service profit margins

Operating Free Cash Flow (OFCF)	Core EBITDA less capital expenditures

Total Shareholder Return Amount			$ 38.26	38.51	60.84	48.93
Peer Group Total Shareholder Return Amount			43.77	50.39	68.58	63.15
Net Income (Loss)			$ (496.1)	$ 166.5	$ 62.7	$ (51.9)
Company Selected Measure Amount			1,755.6	1,998.1	1,985.7	1,887.9
PEO Name	Mr. Dugan	Mr. Akhavan	Mr. Akhavan.		Mr. Dugan.	Mr. Dugan.
Peer Group Total Shareholder Return Amount by Using 2021 Peer Group				$ 50.11	$ 68.21	$ 62.81
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Non-GAAP Measure Description			(6)The Company-Selected Measure for 2023 and comparison years was Revenue, which is defined as Company total revenue.
Measure:: 2
Pay vs Performance Disclosure
Name			North America Consumer Creation Multiple
Measure:: 3
Pay vs Performance Disclosure
Name			Operating Free Cash Flow (OFCF)
Mr. Dugan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				635,518	1,775,101	1,877,524
PEO Actually Paid Compensation Amount				507,438	1,978,621	1,349,444
Adjustment to Compensation, Amount				(128,080)	203,520	(528,080)
Mr. Dugan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(83,360)		161,100	(434,400)
Mr. Dugan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(44,720)	42,420	(93,680)
Mr. Akhavan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,190,962	15,228,135
PEO Actually Paid Compensation Amount			7,231,443	11,295,035
Adjustment to Compensation, Amount			40,481	(3,933,100)
Mr. Akhavan [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,563,000)
Mr. Akhavan [Member] | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,312,278)	(6,134,800)
Mr. Akhavan [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Outstanding as of Covered Year End Restricted Stock Units [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,004,000
Mr. Akhavan [Member] | Increase For Fair Value Of Awards Granted During Year That Remain Outstanding As Of Covered Year End Options [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,451,225	4,760,700
Mr. Akhavan [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			112,818
Mr. Akhavan [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			622,716
Mr. Akhavan [Member] | Change in Fair Value of Awards Granted Prior to Covered Year that were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(834,000)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			60,469	(631,110)	216,814	(643,542)
Non-PEO NEO | Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(869,344)
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,383	(62,520)	161,100	(484,392)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 13,086	(33,540)	$ 55,714	$ (159,150)
Non-PEO NEO | Change in Fair Value of Awards Granted Prior to Covered Year that were Forfeited During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(133,275)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 467,569